N-2	6 Months Ended
Jun. 30, 2024 shares
Prospectus [Line Items]
Document Period End Date	Jun. 30, 2024
Cover [Abstract]
Entity Central Index Key	0001313510
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	GAMCO Global Gold, Natural Resources & Income Trust
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective and Strategy (Unaudited)

The GAMCO Global Gold, Natural Resources & Income Trust is a non-diversified, closed-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and primary objective. Under normal market conditions, the Fund will attempt to achieve its objectives by investing 80% of its assets in equity securities of companies principally engaged in the gold and natural resource industries, and by writing covered call options on the underlying equity securities.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

7.  Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Fund has an effective $500 million shelf registration for the issuance of common or preferred shares. On April 24, 2024 the Fund filed a prospectus supplement for at-the-market offerings of up to 20 million common shares.

Six Months Ended	Shares Issued	Net Proceeds	Net Proceeds in Excess of Par
June 30, 2024	38,559	$142,005	$1,265

The Board has authorized the repurchase of its common shares in the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2024 and the year ended December 31, 2023, the Fund did not repurchase any common shares.

	Six Months Ended June 30, 2024 (Unaudited)
	Shares	Amount
Shares issued pursuant to shelf offering	38,559	$142,005
Increase in net assets from common shares issued upon reinvestment of distributions	225,686	878,790
Net increase	264,245	$1,020,795

The Fund did not have any transactions in common shares of beneficial interest for the year ended December 31, 2023.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of $0.001 par value Preferred Shares. The Series B Preferred are callable at any time at the liquidation value of $25 per share plus accrued and unpaid dividends. The Board has authorized the repurchase of the Series B Preferred in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2024 and the year ended December 31, 2023 the Fund repurchased and retired 161,633 and 76,939 of Series B Preferred at investments of $3,592,083 and $1,683,202 and at discounts of approximately 11.15% and 12.53% to its liquidation preference. At June 30, 2024, 3,173,851 Series B Preferred were outstanding and accrued dividends amounted to $77,840.

The Series B Preferred is senior to the common shares and results in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series B Preferred are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Series B Preferred. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series B Preferred at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet the requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely.

Series B Cumulative Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]	3,173,851
Common Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]	154,422,564
Cumulative Preferred Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely.

Preferred Stock Restrictions, Other [Text Block]

The Series B Preferred is senior to the common shares and results in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series B Preferred are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Series B Preferred. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series B Preferred at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet the requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.